Schwab Strategic Trust
Schwab Municipal Bond ETF

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Based on index eligibility requirements, securities must have a fixed coupon schedule (including zero coupon bonds). The rate shown is the interest rate at security issuance. The index excludes certain types of securities, including, among others, step coupon securities, taxable municipal securities, floating rate notes and variable rate demand obligations or notes. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.5% OF NET ASSETS
ALABAMA 0.5%
Alabama State Corrections Institution Finance Auth
RB Series 2022A	5.25%	07/01/47 (a)	100,000	109,765
Birmingham Water Works Board
Water Refunding RB Series 2015A	5.00%	01/01/42 (a)(b)	300,000	312,837
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	216,310
				638,912
ARIZONA 1.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2014A	5.00%	01/01/44 (a)(b)	150,000	152,677
Glendale Municipal Property Corp
Sub Excise Tax Refunding RB Series 2012C	4.00%	07/01/38 (a)	130,000	130,019
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (a)	400,000	403,847
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (a)	100,000	97,456
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2017A	5.00%	01/01/36 (a)	185,000	203,724
Electric System RB Series 2021A	5.00%	01/01/24	200,000	203,658
Refunding RB Series 2016A	5.00%	01/01/31 (a)	300,000	329,639
				1,521,020
CALIFORNIA 19.5%
Alameda Cnty Transportation Commission
Sr Sales Tax RB Series 2022	5.00%	03/01/45 (a)	110,000	124,719
Baldwin Park USD
GO Bonds Series 2013	0.00%	08/01/42 (a)(b)(c)(d)	35,000	9,617
Bay Area Toll Auth
Sub Toll Bridge RB Series 2014S6	5.00%	10/01/54 (a)(b)	175,000	181,424
Sub Toll Bridge RB Series 2017 S7	4.00%	04/01/33 (a)	90,000	94,738
Sub Toll Bridge RB Series 2017 S7	3.25%	04/01/36 (a)	100,000	97,263

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/33 (d)	150,000	108,331
California
GO Bonds	5.00%	08/01/23	195,000	196,641
GO Bonds	4.00%	11/01/23	100,000	100,901
GO Bonds	5.00%	11/01/25 (a)	500,000	520,285
GO Bonds	5.00%	08/01/27 (a)	200,000	217,820
GO Bonds	5.00%	11/01/28	120,000	137,889
GO Bonds	5.00%	11/01/29	100,000	117,335
GO Bonds	5.00%	10/01/30 (a)	275,000	313,239
GO Bonds	5.00%	11/01/30	50,000	59,597
GO Bonds	5.00%	04/01/31 (a)	125,000	144,057
GO Bonds	5.00%	11/01/32 (a)	520,000	591,947
GO Bonds	3.00%	10/01/33 (a)	550,000	550,979
GO Bonds	3.75%	04/01/37 (a)	105,000	105,022
GO Bonds	4.00%	04/01/49 (a)	250,000	248,850
GO Refunding Bonds	5.00%	08/01/25	380,000	402,970
GO Refunding Bonds	5.00%	10/01/25	490,000	522,028
GO Refunding Bonds	5.00%	12/01/26	300,000	329,630
GO Refunding Bonds	5.00%	03/01/27 (a)	250,000	262,122
GO Refunding Bonds	5.00%	12/01/27	210,000	236,395
GO Refunding Bonds	5.00%	10/01/28	325,000	372,757
GO Refunding Bonds	5.00%	03/01/30 (a)	150,000	157,185
GO Refunding Bonds	5.25%	08/01/32 (c)	300,000	366,571
GO Refunding Bonds	5.00%	08/01/33 (a)	750,000	773,018
GO Refunding Bonds	5.00%	03/01/35 (a)	245,000	282,201
GO Refunding Bonds	3.50%	08/01/35 (a)	200,000	201,086
GO Refunding Bonds	3.00%	10/01/36 (a)	200,000	190,618
GO Refunding Bonds	5.00%	11/01/36 (a)	95,000	105,880
GO Refunding Bonds	4.00%	11/01/37 (a)	150,000	156,564
GO Refunding Bonds	5.00%	09/01/41 (a)	100,000	113,315
GO Refunding Bonds	5.00%	04/01/42 (a)	100,000	113,722
California Dept of Water Resources
Water System RB Series BB	5.00%	12/01/23	250,000	254,279
California Educational Facilities Auth
RB (Loma Linda Univ) Series 2017A	5.00%	04/01/42 (a)	750,000	781,084
RB (Stanford Univ) Series V2	2.25%	04/01/51 (a)	300,000	196,251
California Health Facilities Financing Auth
RB (Sutter Health) Series 2013A	5.00%	08/15/52 (a)(b)	80,000	80,719
California Infrastructure & Economic Development Bank
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (a)	100,000	108,037
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/47 (a)	200,000	214,352
California Public Works Board
Lease RB Series 2014A	5.00%	09/01/27 (a)	715,000	740,510
Lease RB Series 2021B	4.00%	05/01/46 (a)	100,000	99,530
Lease RB Series 2021C	5.00%	11/01/46 (a)	200,000	221,921
California State Univ
RB Series 2016A	5.00%	11/01/30 (a)	200,000	216,364
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	314,721

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Compton USD
GO Bonds Series 2019B	4.00%	06/01/49 (a)(c)	150,000	147,325
East Bay Municipal Utility District
Water System Refunding RB Series 2014B	5.00%	06/01/25	310,000	327,651
Foothill Eastern Transportation Corridor Agency
Sr Lien RB Series 1995A	0.00%	01/01/24 (b)(d)	100,000	97,980
Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	335,000	314,063
Sr Lien Toll RB Series A	0.00%	01/01/28 (b)(d)	340,000	302,386
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Bonds Series 2013A	5.00%	06/01/30 (a)(b)	250,000	251,033
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (a)	130,000	130,513
Hayward USD
GO Bonds Series 2020	4.00%	08/01/45 (a)(c)	150,000	151,159
Los Angeles
Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	227,196
Los Angeles CCD
GO Refunding Bonds Series 2015A	5.00%	08/01/30 (a)(b)	250,000	258,203
GO Refunding Bonds Series 2015C	5.00%	08/01/25	155,000	164,660
GO Refunding Bonds Series 2016	4.00%	08/01/37 (a)	50,000	51,114
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (a)	200,000	201,079
Sub Refunding RB Series 2021B	5.00%	05/15/45 (a)	140,000	155,270
Los Angeles Dept of Water & Power
Power System RB Series 2018B	5.00%	01/01/24 (a)	200,000	203,369
Power System RB Series 2019D	5.00%	07/01/44 (a)	250,000	272,691
Power System RB Series 2020B	5.00%	07/01/40 (a)	235,000	262,676
Water System RB Series 2020A	5.00%	07/01/50 (a)	100,000	109,134
Water System RB Series 2022B	4.00%	07/01/49 (a)	100,000	99,944
Water System Refunding RB Series 2022C	5.00%	07/01/41 (a)	245,000	279,983
Los Angeles Municipal Improvement Corp
Lease Refunding RB Series 2016B	4.00%	11/01/33 (a)	80,000	83,813
Los Angeles USD
GO Bonds Series 2018B1	5.00%	07/01/33 (a)	125,000	139,968
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	330,000	335,269
GO Refunding Bonds Series 2014C	5.00%	07/01/25 (a)	250,000	258,227
GO Refunding Bonds Series 2014C	5.00%	07/01/28 (a)	485,000	499,211
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	211,201
Oakland USD
GO Bonds Series 2021A	4.00%	08/01/46 (a)(c)	195,000	196,206
Orange County Transportation Auth
BAN 2021	5.00%	10/15/24 (b)	210,000	218,323
Palomar CCD
GO Bonds Series D	4.00%	08/01/46 (a)	100,000	100,186
Riverside Cnty Transportation Commission
Toll Sr Lien Refunding RB Series 2021B1	4.00%	06/01/46 (a)	150,000	143,681
Riverside County Public Finance Auth
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	107,378
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	230,000	239,125

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego CCD
GO Bonds Series 2016	3.00%	08/01/34 (a)	60,000	59,573
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	145,000	158,379
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (a)	115,000	114,160
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (a)	200,000	209,715
San Diego Public Facilities Financing Auth
Lease RB Series 2023A	4.00%	10/15/48 (a)(e)	125,000	122,634
Sub Sewer RB Series 2022A	5.00%	05/15/47 (a)	15,000	16,797
Water Sub RB Series 2018A	5.00%	08/01/43 (a)	200,000	216,355
San Diego USD
GO Bonds Series 2016I	0.00%	07/01/36 (a)(d)	175,000	103,571
GO Bonds Series 2020M2	4.00%	07/01/50 (a)	100,000	98,511
San Francisco Airport Commission
RB 2nd Series 2014B	5.00%	05/01/44 (a)	100,000	101,350
RB 2nd Series 2018E	5.00%	05/01/48 (a)	100,000	105,574
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (a)	690,000	692,348
San Francisco Public Utilities Commission
Water RB Series 2020A	5.00%	11/01/50 (a)	295,000	323,445
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	384,780
Water Refunding RB Series 2016A	5.00%	11/01/35 (a)	100,000	108,294
San Joaquin Hills Transportation Corridor Agency Toll
Jr Lien RB	0.00%	01/01/26 (b)(d)	400,000	374,208
San Mateo SD
ULT GO Bonds Series 2020B	4.00%	08/01/51 (a)(e)	150,000	149,388
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (a)	250,000	251,585
Southern California Metropolitan Water District
RB Series 2021A	5.00%	10/01/46 (a)	100,000	111,348
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	350,000	351,681
Sub Water Refunding RB Series 2017A	2.50%	07/01/27	285,000	286,635
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (a)(c)(d)	390,000	174,188
Univ of California
General RB Series 2020BE	5.00%	05/15/41 (a)	100,000	111,622
General RB Series 2023BN	5.00%	05/15/37 (a)	250,000	298,137
Limited Project RB Series 2017M	5.00%	05/15/35 (a)	90,000	98,621
Limited Project RB Series 2018O	5.00%	05/15/58 (a)	245,000	261,446
RB Series 2018O	4.00%	05/15/48 (a)	155,000	154,187
RB Series 2020 BE	4.00%	05/15/47 (a)	250,000	250,427
				23,963,460
COLORADO 1.0%
Colorado
COP Series 2020A	4.00%	12/15/35 (a)	150,000	156,552
COP Series 2021A	4.00%	12/15/39 (a)	25,000	25,359
Colorado Regional Transportation District
COP Series 2015A	4.00%	06/01/40 (a)	50,000	50,056

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Denver
RB Series 2021A	4.00%	08/01/51 (a)	275,000	269,948
Denver SD #1
GO Bonds Series 2022A	5.00%	12/01/45 (a)(c)	200,000	225,043
Larimer & Weld SD #RE5J
GO Bonds Series 2021	4.00%	12/01/45 (a)(c)	200,000	200,068
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (a)(c)	220,000	239,518
				1,166,544
CONNECTICUT 2.0%
Connecticut
GO Bonds Series 2016A	5.00%	03/15/32 (a)	115,000	122,454
GO Bonds Series 2016E	3.00%	10/15/32 (a)	200,000	199,764
GO Bonds Series 2020A	5.00%	01/15/25	100,000	104,433
GO Bonds Series 2020A	5.00%	01/15/26	100,000	107,035
GO Bonds Series 2020A	4.00%	01/15/35 (a)	180,000	191,195
Special Tax Obligation Bonds 2015A	5.00%	08/01/33 (a)	750,000	786,635
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/24	200,000	205,244
Transportation RB Series 2016A	4.00%	09/01/35 (a)	170,000	173,759
Transportation RB Series 2020A	5.00%	05/01/27	500,000	551,818
				2,442,337
DELAWARE 0.2%
Delaware Transportation Auth
RB Series 2015	5.00%	06/01/55 (a)	200,000	204,211
DISTRICT OF COLUMBIA 1.8%
District of Columbia
GO Bonds Series 2015A	5.00%	06/01/36 (a)	100,000	104,788
GO Bonds Series 2019A	5.00%	10/15/44 (a)	240,000	258,953
Income Tax Secured RB Series 2019A	5.00%	03/01/30 (a)	220,000	255,125
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (a)	200,000	200,958
Income Tax Secured RB Series 2022A	5.00%	07/01/40 (a)	250,000	286,680
Income Tax Secured RB Series 2022A	5.00%	07/01/41 (a)	250,000	285,053
Refunding RB Series 2020B	5.00%	10/01/29	295,000	343,632
Washington Metropolitan Transit Auth
RB Series 2020A	5.00%	07/15/45 (a)	125,000	136,977
RB Series 2021A	5.00%	07/15/46 (a)	280,000	309,137
				2,181,303
FLORIDA 2.3%
Central Florida Expressway Auth
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (a)	125,000	131,673
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	182,643
Public Education Capital Outlay Refunding Bonds Series 2021A	5.00%	06/01/31	100,000	120,154
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/29	125,000	144,676
Public Education Refunding Bonds Series 2013A	5.00%	06/01/23	250,000	250,965

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (a)	100,000	100,020
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (a)	125,000	119,884
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (a)	115,000	122,596
Manatee Cnty
Refunding RB Series 2022	4.00%	10/01/52 (a)	75,000	73,751
Miami-Dade Cnty
GO Refunding Bonds Series 2015B	4.00%	07/01/34 (a)	50,000	50,735
Professional Sports Franchise Facilities Tax RB Series 2009C	0.00%	10/01/44 (c)(d)	500,000	187,994
RB Series 2017B	5.00%	10/01/33 (a)	100,000	104,654
Refunding RB Series 2009A	6.88%	10/01/34 (a)(c)	240,000	299,869
Water & Sewer Refunding RB Series 2015	5.00%	10/01/25	270,000	287,040
Water & Sewer System RB Series 2021	4.00%	10/01/44 (a)	25,000	24,485
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (a)	150,000	150,000
South Florida Water Management District COP
Refunding COP Series 2015	5.00%	10/01/35 (a)	175,000	184,450
Tampa
Water & Wastewater RB Series 2022A	5.25%	10/01/57 (a)	200,000	225,439
Tampa Bay Water
Utility System RB Series 2022	5.00%	10/01/52 (a)	35,000	38,503
				2,799,531
GEORGIA 1.2%
Atlanta
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/40 (a)	60,000	62,056
Water & Wastewater Refunding RB Series 2018B	5.00%	11/01/43 (a)	100,000	106,674
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (a)	150,000	106,401
Georgia
GO Bonds Series 2017A	5.00%	02/01/31 (a)	200,000	219,941
GO Bonds Series 2021A	4.00%	07/01/34 (a)	80,000	88,606
GO Bonds Series 2021A	4.00%	07/01/38 (a)	200,000	211,703
Georgia Municipal Electric Auth
RB Series 2019B	5.00%	01/01/59 (a)	40,000	40,030
Georgia Port Auth
RB Series 2021	4.00%	07/01/46 (a)	10,000	9,957
RB Series 2022	4.00%	07/01/52 (a)	125,000	123,341
Gwinnett Cnty SD
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	80,000	89,173
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (a)	100,000	96,232
Private Colleges & Universities Auth
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	265,179
				1,419,293
HAWAII 0.6%
Hawaii
GO Bonds Series 2017FK	4.00%	05/01/31 (a)	250,000	263,784

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Honolulu
GO Bonds Series 2015A	5.00%	10/01/39 (a)	180,000	187,541
GO Bonds Series 2021E	5.00%	03/01/31	285,000	339,575
				790,900
ILLINOIS 5.7%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/39 (a)	225,000	228,031
GO Bonds Series 2023A	5.50%	01/01/43 (a)	500,000	527,274
GO Refunding Bonds Series 2020A	5.00%	01/01/29	180,000	191,420
Chicago Board of Education
Dedicated Tax Bonds Series 2023	5.00%	04/01/45 (a)	200,000	205,221
Chicago O’Hare International Airport
Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/35 (a)	200,000	207,960
General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/33 (a)	125,000	128,853
Sr Lien Refunding RB Series 2015B	5.00%	01/01/26 (a)	150,000	155,966
Cook Cnty
Sales Tax RB Series 2021A	4.00%	11/15/40 (a)	250,000	250,532
Sales Tax RB Series 2021A	4.00%	11/15/41 (a)	325,000	322,136
Illinois
GO Bonds Series 2013	5.50%	07/01/38 (a)	110,000	110,331
GO Bonds Series 2014	5.25%	02/01/29 (a)	200,000	202,798
GO Bonds Series 2017C	5.00%	11/01/29 (a)	525,000	568,495
GO Bonds Series 2017D	5.00%	11/01/25	95,000	99,749
GO Bonds Series 2019B	4.00%	11/01/38 (a)	200,000	197,386
GO Bonds Series 2020	5.50%	05/01/39 (a)	265,000	293,380
GO Bonds Series May 2020	5.75%	05/01/45 (a)	250,000	275,732
GO Refunding Bonds Series 2016	5.00%	02/01/24	345,000	350,492
GO Refunding Bonds Series 2016	5.00%	02/01/25	150,000	155,270
Illinois Finance Auth
RB (Univ of Chicago) Series 2015A	5.00%	10/01/40 (a)	500,000	519,731
RB Series 2017	5.00%	07/01/35 (a)	75,000	80,874
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (a)	300,000	305,611
Illinois Toll Highway Auth
Refunding RB Series 2018A	5.00%	01/01/29	265,000	301,641
Sr RB Series 2020A	5.00%	01/01/45 (a)	200,000	215,162
Toll Highway Sr RB Series 2014C	5.00%	01/01/36 (a)	50,000	51,502
Toll Highway Sr RB Series 2021A	4.00%	01/01/46 (a)	50,000	48,846
Toll Sr RB Series 2021A	5.00%	01/01/46 (a)	250,000	270,798
Metropolitan Pier & Exposition Auth
RB Series 2002A	0.00%	06/15/34 (c)(d)	325,000	209,518
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (a)	200,000	202,139
Refunding Bonds (McCormick Place) Series 2010B1	0.00%	06/15/47 (c)(d)	225,000	71,299
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2016C	5.00%	12/01/45 (a)	100,000	104,733
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/25	80,000	85,453
Schaumburg
GO Refunding Bonds Series 2013A	4.00%	12/01/41 (a)	50,000	50,008
				6,988,341

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
INDIANA 0.3%
Indiana Finance Auth
Hospital RB (Community Health Network) Series 2012A	5.00%	05/01/42 (a)(b)	100,000	100,180
State Revolving Fund Refunding Bonds Series 2015B	5.00%	02/01/24	90,000	91,793
Indianapolis Local Public Improvement Bond Bank
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	217,301
				409,274
IOWA 0.2%
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (a)	220,000	233,045
KANSAS 0.1%
Kansas Department of Transportation
Highway RB Series 2015B	5.00%	09/01/25	125,000	132,409
KENTUCKY 0.9%
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (a)(c)	175,000	171,955
Kentucky State Property & Buildings Commission
Refunding RB Series B	5.00%	11/01/25	285,000	301,831
Refunding RB Series B	5.00%	11/01/26	250,000	271,067
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	255,000	268,196
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2013B	4.00%	05/15/37 (a)	25,000	25,007
				1,038,056
LOUISIANA 0.3%
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (a)	250,000	267,365
New Orleans
Water Refunding RB Series 2014	5.00%	12/01/44 (a)(b)	100,000	103,899
				371,264
MARYLAND 2.4%
Maryland
GO Bonds 2nd Series 2017A	5.00%	08/01/27	315,000	351,118
GO Bonds 2nd Series 2019A	2.13%	08/01/33 (a)	290,000	260,076
ULT GO Bonds Series 2017	5.00%	03/15/29 (a)	300,000	330,815
ULT GO Bonds Series 2017B	5.00%	08/01/25	775,000	820,943
Maryland Dept of Transportation
Consolidated Bonds Series 2021A	2.13%	10/01/36 (a)	190,000	154,090
RB Series 2018	5.00%	10/01/26	180,000	196,321
Transportation Bonds Series 2018	5.00%	10/01/28 (a)	85,000	92,691
Transportation Bonds Series 2019	2.50%	10/01/33 (a)	160,000	150,322
Maryland Health & Higher Educational Facilities Auth
RB (Ann Arundel Health System) Series 2014	4.00%	07/01/39 (a)(b)	100,000	101,606
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (a)	250,000	247,638

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (a)	245,000	278,087
				2,983,707
MASSACHUSETTS 4.6%
Massachusetts
GO Bonds Series 2015A	4.00%	05/01/35 (a)	100,000	100,047
GO Bonds Series 2015E	3.25%	09/01/40 (a)	110,000	102,389
GO Bonds Series 2016E	4.00%	04/01/35 (a)	45,000	45,737
GO Bonds Series 2020D	3.00%	07/01/35 (a)	200,000	193,256
GO Bonds Series 2020E	5.00%	11/01/45 (a)	250,000	275,508
GO Bonds Series 2020E	5.00%	11/01/50 (a)	300,000	326,847
GO Bonds Series 2021A	3.00%	03/01/36 (a)	250,000	237,442
GO Bonds Series 2021D	5.00%	09/01/50 (a)	250,000	274,480
GO Refunding Bonds Series 2016C	5.00%	10/01/24	190,000	197,116
Refunding GO Bonds Series 2006B	5.25%	09/01/24 (c)	1,000,000	1,038,695
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2022A1	3.13%	07/01/41 (a)	50,000	44,142
RB Series 2021	4.00%	05/01/25	220,000	226,839
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	145,000	153,251
Massachusetts Development Finance Agency
RB (Boston Univ) Series 2013X	5.00%	10/01/48 (a)	170,000	171,066
RB (Emerson College) Series 2016A	5.00%	01/01/47 (a)	200,000	201,230
RB (Harvard Univ) Series 2016A	5.00%	07/15/24	250,000	258,077
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	298,570
Massachusetts School Building Auth
Sub RB Series 2018B	5.25%	02/15/48 (a)	850,000	913,134
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (a)	200,000	214,855
Massachusetts Transportation Fund
RB Series 2022B	5.00%	06/01/52 (a)	300,000	329,857
				5,602,538
MICHIGAN 0.6%
Michigan Building Auth
Refunding RB Series 2015I	5.00%	04/15/33 (a)	150,000	157,275
Michigan Finance Auth
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (a)	200,000	200,878
Water System 2nd Lien Refunding RB Series 2014D6	5.00%	07/01/36 (a)(c)	100,000	101,846
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (a)	220,000	238,832
				698,831
MINNESOTA 0.5%
Minneapolis Metropolitan Council
ULT GO Series 2021C	5.00%	12/01/26	115,000	126,145
Minnesota
GO Bonds Series 2021A	4.00%	09/01/40 (a)	200,000	208,907
GO Refunding Bonds Series 2017D	5.00%	10/01/23	250,000	253,071
				588,123

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSOURI 0.3%
Univ of Missouri Curators
System Facilities RB Series 2020B	5.00%	11/01/30	325,000	385,889
NEVADA 1.6%
Clark Cnty
Airport System Sub Lien Refunding RB Series 2019D	5.00%	07/01/23	145,000	145,806
Airport System Sub Refunding RB Series 2019D	5.00%	07/01/25	100,000	105,399
GO Bonds Series 2018A	5.00%	06/01/43 (a)	165,000	176,088
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	200,000	210,253
LT GO Refunding Bonds Series 2016D	5.00%	06/15/23	175,000	175,796
Las Vegas Valley Water District
Refunding GO Bonds Series 2015	5.00%	06/01/39 (a)	670,000	689,507
Water Improvement GO Bonds Series 2022A	4.00%	06/01/51 (a)	250,000	246,494
Water Improvement GO Refunding Bonds Series 2016A	5.00%	06/01/46 (a)	200,000	209,324
				1,958,667
NEW JERSEY 5.3%
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (a)	150,000	145,453
New Jersey
GO Bonds	4.00%	06/01/33 (a)	150,000	153,704
GO Bonds Series 2020A	5.00%	06/01/28	550,000	618,349
GO Bonds Series 2020A	4.00%	06/01/30	60,000	66,290
GO Bonds Series 2020A	4.00%	06/01/31	65,000	72,398
ULT GO Series 2020A	5.00%	06/01/29	305,000	349,046
New Jersey Economic Development Auth
GO Refunding Bonds Series 2005N1	5.50%	09/01/26 (c)	140,000	151,883
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	190,000	207,259
State Lease RB Series 2018A	5.00%	06/15/47 (a)	250,000	258,041
New Jersey Transportation Trust Fund Auth
RB Series 2013AA	5.00%	06/15/36 (a)	220,000	220,496
RB Series 2016A1	5.00%	06/15/28 (a)	720,000	765,557
RB Series 2016A1	4.10%	06/15/31 (a)	525,000	538,993
RB Series 2018A	5.00%	06/15/31 (a)	290,000	307,186
RB Series 2021A	5.00%	06/15/31	100,000	114,361
Revenue Notes Series 2016A1	5.00%	06/15/23	250,000	251,048
Transportation Bonds Series 2019BB	5.00%	06/15/50 (a)	145,000	150,240
Transportation Bonds Series 2020AA	5.00%	06/15/50 (a)	200,000	209,382
Transportation Program Bonds Series 2014AA	5.00%	06/15/38 (a)	60,000	60,693
Transportation Program Bonds Series 2015AA	4.75%	06/15/38 (a)	65,000	66,388
Transportation Program RB Series 2014AA	4.25%	06/15/44 (a)	30,000	30,014
Transportation RB Series 2020AA	4.00%	06/15/50 (a)	100,000	92,977
Transportation System Bonds Series 2018A	5.00%	12/15/34 (a)	365,000	396,970
Transportation System RB Series 2006C	0.00%	12/15/24 (c)(d)	75,000	71,188
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	700,000	580,365
Transportation System RB Series 2021A	4.00%	06/15/34 (a)	15,000	15,639

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Turnpike Auth
RB Series 2015E	5.00%	01/01/45 (a)	150,000	153,005
Refunding RB Series 2005D3	5.25%	01/01/26 (c)	300,000	320,943
Turnpike RB Series 2019A	4.00%	01/01/48 (a)	155,000	152,467
				6,520,335
NEW MEXICO 0.1%
New Mexico Finance Auth
RB Series 2018A	5.00%	06/15/24	155,000	159,355
NEW YORK 22.9%
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (a)	290,000	295,950
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/44 (a)	100,000	98,544
Long Island Power Auth
Electric System RB Series 2016B	5.00%	09/01/41 (a)	190,000	200,407
Electric System RB Series 2018	5.00%	09/01/38 (a)	120,000	130,170
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	115,678
RB Series 2012E	4.00%	11/15/38 (a)	200,000	195,050
RB Series 2012H	3.63%	11/15/37 (a)	150,000	137,713
RB Series 2017B	5.00%	11/15/25	100,000	104,614
RB Series 2017D	4.00%	11/15/42 (a)	300,000	283,561
RB Series 2020A1	4.00%	11/15/52 (a)	100,000	90,467
Refunding RB Series 2017B	5.00%	11/15/27	205,000	219,784
Refunding RB Series 2017C2	0.00%	11/15/40 (d)	405,000	173,336
Transportation RB Series 2012C	4.25%	11/15/42 (a)	115,000	113,185
Transportation RB Series 2013A	5.00%	11/15/38 (a)	85,000	85,023
Transportation RB Series 2013D	5.00%	11/15/38 (a)	70,000	70,130
Transportation RB Series 2013E	5.00%	11/15/38 (a)	155,000	155,289
Transportation RB Series 2014D1	5.00%	11/15/39 (a)	125,000	126,245
New York City
GO Bonds Fiscal 2014 Series D1	5.00%	08/01/30 (a)	200,000	201,434
GO Bonds Fiscal 2016 Series C	5.00%	08/01/31 (a)	150,000	160,830
GO Bonds Fiscal 2016 Series C	3.00%	08/01/34 (a)	180,000	177,886
GO Bonds Fiscal 2017 Series C	5.00%	08/01/25	375,000	397,581
GO Bonds Fiscal 2018 Series B1	5.25%	10/01/33 (a)	445,000	497,223
GO Bonds Fiscal 2018 Series C	5.00%	08/01/24	300,000	309,644
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	173,849
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/33 (a)	90,000	101,529
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/25	310,000	328,667
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	500,000	589,419
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (a)	100,000	96,871
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (a)	200,000	152,289
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/25	265,000	281,603
ULT GO Series 2015F1	3.50%	06/01/33 (a)	185,000	187,644
ULT GO Series 2018F1	5.00%	04/01/43 (a)	125,000	133,157
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series BB	5.00%	06/15/46 (a)	25,000	25,114
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series EE	5.00%	06/15/40 (a)	200,000	215,697
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/41 (a)	200,000	200,730

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (a)	100,000	92,967
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series AA	4.00%	06/15/44 (a)	80,000	79,496
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series CC	4.00%	06/15/45 (a)	35,000	34,607
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (a)	200,000	197,061
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (a)	500,000	503,586
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series DD1	5.00%	06/15/30	265,000	313,576
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series FF	5.00%	06/15/41 (a)	505,000	557,458
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	300,000	348,047
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series BB1	4.00%	06/15/50 (a)	200,000	195,212
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	4.00%	06/15/51 (a)	15,000	14,618
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	5.00%	06/15/44 (a)	325,000	360,129
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1	5.25%	06/15/52 (a)	30,000	33,660
Water & Sewer System RB Fiscal 2018 Series CC1	4.00%	06/15/48 (a)	150,000	146,914
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (a)	200,000	205,130
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/40 (a)	200,000	206,821
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (a)	100,000	100,475
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/34 (a)(c)	275,000	306,792
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	140,000	154,972
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/29 (c)	205,000	237,568
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/32 (a)	175,000	179,955
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/36 (a)	10,000	10,231
Future Tax Secured Sub Bonds Fiscal 2015 Series E1	5.00%	02/01/41 (a)	100,000	103,173
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (a)	285,000	285,708
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/39 (a)	100,000	87,412
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/25	450,000	479,471
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	3.00%	05/01/45 (a)	250,000	200,582
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (a)	100,000	99,478
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/40 (a)	10,000	10,009
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	111,979
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	250,000	292,168
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/33 (a)	190,000	223,798
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	215,000	246,199
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (a)	150,000	145,757
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	4.00%	08/01/45 (a)	85,000	83,797
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (a)	200,000	155,814
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/37 (a)	250,000	287,876
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/25	500,000	532,745
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/44 (a)	200,000	222,040
RB Fiscal 2018 Series S1	4.00%	07/15/36 (a)	150,000	154,447
RB Fiscal 2019 Series S2A	5.00%	07/15/35 (a)(c)	175,000	193,715
RB Series C1	4.00%	05/01/45 (a)	285,000	281,001
New York Power Auth
RB Series 2020A	4.00%	11/15/50 (a)	250,000	242,368
New York State Dormitory Auth
RB (New York Univ) Series 2016A	5.00%	07/01/33 (a)	100,000	108,011
RB (New York University) Series 2021	4.00%	07/01/46 (a)	20,000	19,914
RB Series 2015A	5.00%	07/01/35 (a)	200,000	209,236
RB Series 2019A	4.00%	07/01/44 (a)	100,000	97,186
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (a)	275,000	266,227
Sales Tax RB Series 2015B	5.00%	03/15/45 (a)	100,000	104,436

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax RB Series 2018E	5.00%	03/15/48 (a)	250,000	266,889
State Personal Income Tax RB Series 2014C	5.00%	03/15/29 (a)	300,000	306,918
State Personal Income Tax RB Series 2015A	4.00%	03/15/32 (a)	175,000	179,833
State Personal Income Tax RB Series 2015B	5.00%	02/15/32 (a)	200,000	209,121
State Personal Income Tax RB Series 2015B	5.00%	02/15/39 (a)	500,000	518,721
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (a)	200,000	215,767
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (a)	100,000	106,949
State Personal Income Tax RB Series 2017A	5.00%	02/15/38 (a)	100,000	106,728
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (a)	310,000	341,631
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	200,000	234,040
State Personal Income Tax RB Series 2019D	5.00%	02/15/33 (a)	350,000	405,621
State Personal Income Tax RB Series 2019D	4.00%	02/15/47 (a)	250,000	243,745
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (a)	215,000	230,291
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (a)	160,000	166,493
State Personal Income Tax RB Series 2021A	5.00%	02/15/25 (b)	460,000	481,454
State Personal Income Tax RB Series 2021A	5.00%	03/15/31	310,000	369,623
State Personal Income Tax RB Series 2022A	5.00%	03/15/46 (a)	200,000	218,080
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (a)	270,000	291,739
State Sales Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	110,000	120,142
State Sales Tax RB Series 2018E	5.00%	03/15/41 (a)	400,000	431,321
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2020A	4.00%	06/15/45 (a)	150,000	150,262
New York State Thruway Auth
Jr GO RB Series 2019B	4.00%	01/01/39 (a)	175,000	176,104
Jr Obligation RB Series 2019B	5.00%	01/01/30	135,000	156,618
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (a)	435,000	505,774
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (a)	250,000	250,465
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	200,000	234,539
State Personal Income Tax RB Series 2022A	5.00%	03/15/39 (a)	190,000	216,593
New York State Urban Development Corp
State Personal Income Tax RB Series 2015A	5.00%	03/15/45 (a)	250,000	258,225
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (b)	155,000	170,736
State Sales Tax RB Series 2021A	4.00%	03/15/44 (a)	60,000	59,626
Onondaga Cnty
RB (Syracuse Univ) Series 2019	4.00%	12/01/49 (a)	545,000	538,760
Port Auth of New York & New Jersey
Consolidated Bonds 184th Series	5.00%	09/01/35 (a)	10,000	10,284
Consolidated Bonds 200th Series	5.25%	10/15/57 (a)	200,000	208,145
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(b)	565,000	586,266
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	3.00%	06/01/32 (a)	300,000	302,096
Triborough Bridge & Tunnel Auth
General RB Series 2015A	5.00%	11/15/50 (a)	150,000	154,303
General RB Series 2018A	5.00%	11/15/45 (a)	200,000	213,667
General RB Series 2022A	5.00%	11/15/47 (a)	290,000	316,911
General Refunding RB Series 2017C1	5.00%	11/15/25	200,000	213,009
Sales Tax RB Series 2023A	4.13%	05/15/53 (a)	100,000	98,517
Sales Tax RB Series 2023A	4.25%	05/15/58 (a)	100,000	97,815
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	75,000	80,720
Sr Lien RB Series 2021C3	4.00%	05/15/51 (a)	225,000	219,641

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sr Lien RB Series 2022A	4.00%	05/15/51 (a)	175,000	170,832
Sr Lien RB Series 2022D2	4.50%	05/15/47 (a)	20,000	20,765
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	555,000	412,692
Utility Debt Securitization Auth
Restructuring Bonds Series 2015	5.00%	12/15/33 (a)	250,000	265,973
Restructuring Bonds Series 2015	5.00%	12/15/36 (a)	250,000	264,765
				28,149,344
NORTH CAROLINA 0.9%
North Carolina
GO Refunding Bonds Series 2017A	5.00%	06/01/23	150,000	150,557
Refunding RB Series 2014B	5.00%	06/01/24	150,000	154,246
North Carolina Turnpike Auth
BAN 2020	5.00%	02/01/24 (b)	250,000	254,446
RB Series 2019	0.00%	01/01/40 (a)(d)	200,000	97,360
RB Series 2019	0.00%	01/01/41 (a)(d)	195,000	90,685
Sr Lien RB Series 2019	4.00%	01/01/55 (a)	200,000	179,688
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (a)	200,000	201,758
				1,128,740
OHIO 0.7%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (a)	275,000	284,653
Ohio
GO Refunding Bonds Series 2015A	5.00%	09/15/24	75,000	77,689
GO Refunding Bonds Series 2020B	5.00%	08/01/25	100,000	105,882
Ohio Higher Educational Facility Commission
Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (a)	200,000	211,152
Ohio Water Development Auth
RB Series 2019	5.00%	12/01/29 (a)	150,000	174,393
				853,769
OKLAHOMA 0.4%
Canadian Cnty Educational Facilities Auth
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (a)	200,000	201,502
Oklahoma Grand River Dam Auth
Refunding RB Series 2016A	5.00%	06/01/31 (a)	175,000	190,161
Oklahoma Turnpike Auth
2nd Sr RB Series 2017C	4.00%	01/01/42 (a)	100,000	100,794
				492,457
OREGON 1.5%
Beaverton SD #48J
GO Bonds Series 2014	5.00%	06/15/28 (a)(b)(c)	100,000	102,888
GO Bonds Series 2014B	5.00%	06/15/31 (a)(b)(c)	250,000	257,221
GO Bonds Series 2022B	5.00%	06/15/52 (a)(c)	250,000	275,173
Oregon Dept of Transportation
Highway Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (a)	200,000	225,443
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (a)	290,000	324,048

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax RB Series 2018A	5.00%	09/01/43 (a)(b)	555,000	618,857
				1,803,630
PENNSYLVANIA 3.0%
Delaware River Port Auth
RB Series 2013	5.00%	01/01/31 (a)(b)	120,000	122,052
Pennsylvania
GO Bonds 1st Series 2014	4.00%	06/15/33 (a)	15,000	15,230
GO Bonds 1st Series 2015	5.00%	03/15/24	100,000	102,287
GO Bonds 1st Series 2020	2.00%	05/01/39 (a)	75,000	54,365
GO Bonds 2nd Series 2015	4.00%	08/15/34 (a)	75,000	76,908
GO Bonds 2nd Series 2016	4.00%	09/15/32 (a)	325,000	339,380
GO Bonds 2nd Series 2016	3.00%	09/15/36 (a)	125,000	114,906
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	128,273
GO Refunding Bonds Series 2017	5.00%	01/01/27	360,000	394,209
Pennsylvania State Turnpike Commission
RB Series 2021A	5.00%	12/01/46 (a)	125,000	135,700
Sr RB Series 2021A	4.00%	12/01/51 (a)	30,000	29,565
Sub RB Series 2017B2	4.00%	06/01/38 (a)	125,000	126,493
Sub RB Series 2017B2	4.00%	06/01/39 (a)	100,000	100,927
Sub RB Series 2021B	5.00%	12/01/46 (a)	200,000	215,591
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (a)	190,000	204,007
Sub Refunding RB 3rd Series 2016A	3.38%	12/01/41 (a)	370,000	323,125
Turnpike Sr RB Series 2015B	5.00%	12/01/40 (a)	90,000	93,402
Philadelphia
Gas RB 16th Series A	5.00%	08/01/50 (a)(c)	95,000	101,427
Water & Wastewater RB Series 2015A	5.00%	07/01/45 (a)(b)	60,000	61,766
Philadelphia IDA
RB (Thomas Jefferson Univ) Series 2017A	5.00%	09/01/47 (a)	200,000	203,997
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (a)(c)	195,000	194,305
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (a)(c)	110,000	117,859
Pittsburgh Water & Sewer Auth
Water & Sewer System Sub Refunding RB Series 2019B	5.00%	09/01/32 (c)	375,000	450,288
				3,706,062
SOUTH CAROLINA 0.4%
South Carolina Public Service Auth
Refunding RB Series 2016A	5.00%	12/01/29 (a)	85,000	89,690
Refunding RB Series 2022A	4.00%	12/01/52 (a)	250,000	224,736
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2021B	5.00%	10/01/25	105,000	111,339
				425,765
TENNESSEE 0.3%
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2021C	3.00%	01/01/34 (a)	125,000	122,978
RB Series 2013	4.00%	07/01/43 (a)(b)	300,000	301,033
				424,011

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
TEXAS 8.9%
Bexar Cnty
Tax Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	150,000	162,273
Cleburne ISD
ULT GO Bonds Series 2016	5.00%	02/15/41 (a)(c)	90,000	94,031
Conroe ISD
ULT GO Bonds Series 2022A	4.00%	02/15/47 (a)(c)	500,000	500,862
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (a)(c)	315,000	377,158
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (a)	275,000	268,381
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2020A	5.00%	11/01/24	200,000	207,263
Refunding RB Series 2020A	5.00%	11/01/27	230,000	255,224
El Paso
Water & Sewer Refunding RB Series 2022	5.00%	03/01/52 (a)	250,000	268,766
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (a)	200,000	196,535
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/45 (a)	250,000	243,191
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/49 (a)	350,000	334,179
Harris Cnty
Toll Road Sr Lien Refunding RB Series 2018A	4.00%	08/15/48 (a)	200,000	195,694
Harris Cnty Sports Auth
Sr Lien Refunding RB 2014A	5.00%	11/15/30 (a)	150,000	154,181
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (a)	200,000	200,336
Houston
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/24	270,000	277,192
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (a)	100,000	107,198
Utility System 1st Lien Refunding RB Series 2021A	4.00%	11/15/46 (a)	50,000	50,094
Leander ISD
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (a)(c)(d)	350,000	154,147
North Texas Tollway Auth
1st Tier Refunding RB Series 2016A	5.00%	01/01/27 (a)	275,000	279,520
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (a)	145,000	152,275
2nd Tier Refunding RB Series 2019B	5.00%	01/01/24	1,000,000	1,017,325
Refunding RB Series 2008I	6.50%	01/01/43 (a)(b)	295,000	313,970
Refunding RB Series 2014B	5.00%	01/01/31 (a)	320,000	324,096
Refunding RB Series 2015A	4.00%	01/01/38 (a)	150,000	150,568
Port of Houston Auth
1st Lien RB Series 2021	5.00%	10/01/51 (a)	985,000	1,073,217
Prosper ISD
ULT GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	150,000	146,728
ULT GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	50,000	48,771
San Antonio
Electric & Gas Systems Refunding RB Series 2012	5.25%	02/01/25 (a)	295,000	309,298
Electric & Gas Systems Refunding RB Series 2020	5.00%	02/01/49 (a)	125,000	132,396
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012	4.00%	09/15/42 (a)	50,000	49,075
Texas
GO Refunding Bonds Series 2014	5.00%	10/01/26 (a)(b)	150,000	153,547
GO Refunding Bonds Series 2014	5.00%	10/01/28 (a)(b)	150,000	153,547

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2014A	5.00%	10/01/44 (a)(b)	420,000	435,291
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (a)	100,000	110,321
Texas Transportation Commission
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/24	160,000	165,897
Texas Water Dev Brd
State Water Implementation Fund RB Series 2017A	4.00%	10/15/35 (a)	200,000	205,160
State Water Implementation Fund RB Series 2018A	5.00%	10/15/43 (a)	100,000	106,952
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (a)	250,000	245,982
State Water Implementation Fund RB Series 2022	4.80%	10/15/52 (a)	65,000	69,257
State Water RB Series 2022	4.45%	10/15/36 (a)	50,000	55,389
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (a)	690,000	705,397
Univ of Texas
Financing System RB Series 2020A	5.00%	08/15/30	150,000	177,288
Financing System RB Series 2021A	4.00%	08/15/35 (a)	50,000	53,263
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (a)(c)	300,000	287,782
				10,969,017
UTAH 0.2%
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (a)	150,000	148,886
Utah Transit Auth
Sub Sales Tax Refunding RB Series 2018	4.00%	12/15/41 (a)	115,000	115,342
				264,228
VIRGINIA 1.6%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (a)	150,000	152,416
Hampton Roads Transportation Commission
Sr Lien BAN 2021A	5.00%	07/01/26 (b)	570,000	616,218
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (a)	250,000	274,060
Virginia College Building Auth
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (a)	315,000	354,147
Virginia Public Building Auth
Public Facilities RB Series 2021A2	4.00%	08/01/39 (a)	100,000	103,098
Virginia Transportation Board
Transportation Refunding RB Series 2017A	5.00%	05/15/31 (a)	415,000	458,840
				1,958,779
WASHINGTON 3.6%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/27	130,000	145,452
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/36 (a)	250,000	291,282
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	4.00%	11/01/40 (a)	60,000	61,105
Energy Northwest
Electric Refunding RB Series 2018B	5.00%	07/01/23	330,000	331,940
Electric Refunding RB Series 2018C	5.00%	07/01/34 (a)	85,000	94,648
Electric Refunding RB Series 2021A	4.00%	07/01/42 (a)	480,000	481,590

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
King Cnty
LT GO Refunding Bonds Series 2021A	4.00%	01/01/27	330,000	349,724
Northshore SD #417
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (a)(c)	110,000	124,989
Seattle
Light & Power RB Series 2015A	4.00%	05/01/45 (a)	150,000	149,994
Spokane SD #81
ULT GO Bonds Series 2019	5.00%	12/01/36 (a)(c)	200,000	223,655
Tacoma SD #10
ULT GO Bonds Series 2020B	4.00%	12/01/41 (a)(c)	245,000	248,021
Washington
GO Bonds Series 2020C	5.00%	02/01/40 (a)	160,000	177,044
GO Bonds Series 2020C	5.00%	02/01/41 (a)	150,000	165,345
GO Bonds Series 2022A	5.00%	08/01/40 (a)	155,000	174,680
GO Bonds Series 2023A	5.00%	08/01/47 (a)	750,000	835,265
GO Refunding Bonds Series R2013C	4.00%	07/01/26 (a)	400,000	401,324
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (a)	40,000	44,273
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	140,909
				4,441,240
WEST VIRGINIA 0.2%
W Virginia Parkway Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (a)	190,000	207,162
WISCONSIN 0.3%
Wisconsin Center District
Sr Tax RB Series 2020C	0.00%	12/15/50 (a)(c)(d)	1,500,000	390,618
WYOMING 0.4%
Campbell Solid Waste Facilities
RB Series 2019A	3.63%	07/15/39 (a)	500,000	454,358
Total Municipal Securities (Cost $118,790,815)				120,866,525
Total Investments in Securities (Cost $118,790,815)				120,866,525

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
ULT —	Unlimited tax
USD —	Unified school district

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$120,866,525	$—	$120,866,525
Total	$—	$120,866,525	$—	$120,866,525

[1]	As categorized in the Portfolio Holdings.

Schwab Municipal Bond ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG120974MAR23